Cost of revenue (Tables)	3 Months Ended
Mar. 31, 2020
Cost of revenue
Schedule of cost of revenue

	Three months ended
	March 31,	March 31,
	2019	2020
Transaction costs	2,773	3,340
Cost of cash and settlement service fees	296	290
Interest expense	164	185
Other expenses	338	535
Total cost of revenue	3,571	4,350